Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Disclosure of property plant and equipment

($ millions)	2021	2020
Exploration and evaluation assets at cost	1,613.3	1,736.1
Accumulated amortization	(1,564.5)	(1,649.7)
Net carrying amount	48.8	86.4

Reconciliation of movements during the year
Cost, beginning of year	1,736.1	1,848.1
Accumulated amortization, beginning of year	(1,649.7)	(1,602.6)
Net carrying amount, beginning of year	86.4	245.5

Net carrying amount, beginning of year	86.4	245.5
Acquisitions through business combinations	18.6	1.3
Additions	57.8	108.2
Dispositions	(5.4)	(0.2)
Transfers to property, plant and equipment	(57.5)	(198.0)
Amortization	(51.0)	(71.9)
Foreign exchange	(0.1)	1.5
Net carrying amount, end of year	48.8	86.4

($ millions)	2021	2020
Development and production assets	23,402.9	23,584.1
Corporate assets	123.2	120.7
Property, plant and equipment at cost	23,526.1	23,704.8
Accumulated depletion, depreciation and impairment	(15,838.8)	(19,332.8)
Net carrying amount	7,687.3	4,372.0

Reconciliation of movements during the year
Development and production assets
Cost, beginning of year	23,584.1	23,038.6
Accumulated depletion and impairment, beginning of year	(19,265.2)	(15,251.0)
Net carrying amount, beginning of year	4,318.9	7,787.6

Net carrying amount, beginning of year	4,318.9	7,787.6
Acquisitions through business combinations	953.8	0.2
Additions	736.5	504.2
Dispositions	(243.7)	(28.0)
Transfers from exploration and evaluation assets	57.5	198.0
Depletion	(708.5)	(611.6)
Impairment reversal (impairment)	2,514.4	(3,557.8)
Foreign exchange	11.4	26.3
Net carrying amount, end of year	7,640.3	4,318.9

Cost, end of year	23,402.9	23,584.1
Accumulated depletion and impairment, end of year	(15,762.6)	(19,265.2)
Net carrying amount, end of year	7,640.3	4,318.9

Corporate assets
Cost, beginning of year	120.7	117.2
Accumulated depreciation, beginning of year	(67.6)	(63.2)
Net carrying amount, beginning of year	53.1	54.0

Net carrying amount, beginning of year	53.1	54.0
Additions	2.5	3.5
Depreciation	(8.6)	(4.4)
Net carrying amount, end of year	47.0	53.1

Cost, end of year	123.2	120.7
Accumulated depreciation, end of year	(76.2)	(67.6)
Net carrying amount, end of year	47.0	53.1

Schedule of Forecast Benchmark Commodity Prices And Exchange Rates for Impairment of Property, Plant and Equipment
The following table outlines the forecast benchmark commodity prices and the exchange rate used in the impairment calculation of PP&E at June 30, 2021:

	2021 (1)	2022	2023	2024	2025	2026	2027	2028	2029	2030	2031 (3)
WTI ($US/bbl) (2)	71.33	67.20	63.95	63.23	64.50	65.79	67.10	68.44	69.81	71.21	72.63
Exchange Rate ($US/$Cdn)	0.803	0.802	0.800	0.800	0.800	0.800	0.800	0.800	0.800	0.800	0.800
WTI ($Cdn/bbl)	88.83	83.79	79.94	79.04	80.63	82.24	83.88	85.55	87.26	89.01	90.79
AECO ($Cdn/mmbtu) (2)	3.46	3.13	2.72	2.71	2.76	2.82	2.88	2.94	2.99	3.05	3.12
(1)Effective July 1, 2021.
(2)The forecast benchmark commodity prices listed above are adjusted for quality differentials, heat content, distance to market and other factors in performing the impairment tests.
(3)Forecast benchmark commodity prices are assumed to increase by 2.0% in each year after 2031 to the end of the reserve life. Exchange rates are assumed to be constant at 0.800.
The following table outlines the forecast benchmark commodity prices and the exchange rate used in the impairment calculation of PP&E at March 31, 2020:

	2020 (1)	2021	2022	2023	2024	2025	2026	2027	2028	2029	2030 (3)
WTI ($US/bbl) (2)	29.17	40.45	49.17	53.28	55.66	56.87	58.01	59.17	60.35	61.56	62.79
Exchange Rate ($US/$Cdn)	0.707	0.728	0.745	0.747	0.748	0.750	0.750	0.750	0.750	0.750	0.750
WTI ($Cdn/bbl)	41.26	55.56	66.00	71.33	74.41	75.83	77.35	78.89	80.47	82.08	83.72
AECO ($Cdn/mmbtu) (2)	1.74	2.20	2.38	2.45	2.53	2.60	2.66	2.72	2.79	2.85	2.92
(1)Effective April 1, 2020.
(2)The forecast benchmark commodity prices listed above are adjusted for quality differentials, heat content, distance to market and other factors in performing the impairment tests.
(3)Forecast benchmark commodity prices are assumed to increase by 2.0% in each year after 2030 to the end of the reserve life. Exchange rates are assumed to be constant at 0.750.
Schedule of Impairment Loss and Reversal of Impairment Loss
The following table summarizes the impairment reversal for the six months ended June 30, 2021 by CGU:

CGU ($ millions, except %)	Operating segment	Recoverable amount	Discount rate	Impairment reversal	Impairment reversal, net of tax
Southeast Saskatchewan	Canada	2,941.0	15.00%	917.7	688.1
Southwest Saskatchewan	Canada	1,422.6	15.00%	604.1	453.0
Southern Alberta (1)	Canada	1,911.9	15.00%	555.6	416.6
Northern U.S.	U.S.	861.9	15.00%	437.0	326.0
Total impairment reversal		7,137.4		2,514.4	1,883.7
(1) Subsequently referred to as the Alberta CGU. See Note 2 - “Basis of Preparation” for additional information.
The following table summarizes the impairment expense for the year ended December 31, 2020 by CGU:

CGU ($ millions, except %)	Operating segment	Recoverable amount	Discount rate	Impairment	Impairment, net of tax
Southeast Saskatchewan	Canada	2,500.0	15.00%	1,726.1	1,286.7
Southwest Saskatchewan	Canada	940.9	15.00%	866.7	646.1
Northern U.S.	U.S.	465.8	15.00%	549.7	410.0
Southern Alberta (1)	Canada	489.2	15.00%	415.3	309.6
Total impairment		4,395.9		3,557.8	2,652.4
(1) Subsequently referred to as the Alberta CGU. See Note 2 - “Basis of Preparation” for additional information.

Schedule of Impact on Income Before Tax For Changes in Discount Rate and Forecast Benchmark Commodity Price Estimates	The following sensitivities show the resulting impact on income before tax of the changes in discount rate and forecast benchmark commodity price estimates at June 30, 2021, with all other variables held constant:

CGU	Discount Rate		Commodity Prices
($ millions)	Increase 1%	Decrease 1%	Increase 5%	Decrease 5%
Southeast Saskatchewan	(181.1)	199.2	350.7	(349.9)
Southwest Saskatchewan	(89.1)	97.9	183.4	(182.7)
Southern Alberta (1)	(89.4)	97.2	189.9	(190.3)
Northern U.S.	(57.1)	62.9	124.0	(124.1)
Increase (decrease)	(416.7)	457.2	848.0	(847.0)
(1) Subsequently referred to as the Alberta CGU. See Note 2 - “Basis of Preparation” for additional information.
The following sensitivities show the resulting impact on income before tax of the changes in discount rate and forecast benchmark commodity price estimates at March 31, 2020, with all other variables held constant:

CGU	Discount Rate		Commodity Prices
($ millions)	Increase 1%	Decrease 1%	Increase 5%	Decrease 5%
Southeast Saskatchewan	(139.3)	153.9	255.8	(251.4)
Southwest Saskatchewan	(55.5)	61.3	109.8	(108.9)
Northern U.S.	(35.8)	39.8	77.7	(79.4)
Southern Alberta (1)	(31.6)	35.0	60.8	(64.0)
Increase (decrease)	(262.2)	290.0	504.1	(503.7)
(1) Subsequently referred to as the Alberta CGU. See Note 2 - “Basis of Preparation” for additional information.